Impairment (Tables)	12 Months Ended
Dec. 31, 2017
Impairment
Schedule of the allocation of goodwill to groups of CGU's

EURm	2017	2016
Mobile Networks(1)	950	2 298
Fixed Networks	812	896
Global Services(1)	1 288	–
IP/Optical Networks	1 847	1 970
Nokia Software	405	240
Digital Health (Nokia Technologies)	–	141
(1)

In 2017, the Group’s former Mobile Networks operating segment was separated into two distinct operating segments: Mobile Networks and Global Services (refer to Note 4., Segment Information). The affected goodwill was allocated based on the relative fair value of the Group’s Mobile Networks and Global Services operating segments

Schedule of key assumptions applied in impairment testing analysis

	2017	2016	2017	2016
Key assumption %	Terminal growth rate		Post-tax discount rate
Mobile Networks	1.1	0.9	8.9	9.2
Fixed Networks	1.1	0.9	8.6	8.6
Global Services	1.0	–	8.9	–
IP/Optical Networks	1.3	1.4	9.3	8.9
Nokia Software	1.7	1.8	8.2	9.0
Digital Health (Nokia Technologies)	–	2.1	–	12.7

Schedule of impairment charges by asset category

EURm	2017	2016	2015
Goodwill	141	–	–
Other intangible assets	33	9	–
Property, plant and equipment	25	–	–
Available-for-sale investments	45	116	11
Total	244	125	11